Leases (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 1,410
2021	1,384
2022	1,313
2023	1,168
2024 and thereafter	1,445
Total operating lease payments	6,720
Less: imputed interest	490
Present value of lease liabilities	$ 6,230	$ 5,936